Credit Risk - Summary of Residential Mortgages by Interest Rate Profile (Detail) - Stock [member] - Credit risk [member] - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 165,356	£ 157,957
Percentage of residential mortgage loans	100.00%	100.00%
Fixed Rate [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 128,798	£ 115,178
Percentage of residential mortgage loans	78.00%	73.00%
Variable Rate [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 22,116	£ 24,396
Percentage of residential mortgage loans	13.00%	15.00%
Standard Variable Rate [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 14,442	£ 18,383
Percentage of residential mortgage loans	9.00%	12.00%